Subsequent events (Details Text) - BRL (R$)		12 Months Ended
	Jan. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 26, 2018	Jan. 24, 2018
BIVA
Subsequent events (Details Text)
Ownership - %	75.13%		59.31%
Total amount paid for this acquisition	R$ 4,600,000
BIVA | Acquired an additional
Subsequent events (Details Text)
Ownership - %		15.82%
United States of America, Dollars
Subsequent events (Details Text)
Initial offer price per share					R$ 21.50
Proceeds received from the shares offered by PagSeguro Digital, excluding charges and underwriting fees, totaled approximately					R$ 1,100,000,000
Class A common shares
Subsequent events (Details Text)
Global offering of shares				121,193,388
Share-based payment arrangement			1,821,043
Class A common shares | Shares offered by PagSeguro Digital
Subsequent events (Details Text)
Global offering of shares				50,925,642
Class A common shares | Shares were offered by the controlling shareholder UOL
Subsequent events (Details Text)
Global offering of shares				70,267,746